BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of borrowing costs [Abstract]
Disclosure of information about borrowings

Figures in millions				US Dollars
				2023			2022	2021
	Expiry date	Currency	Interest Rate	Contract Amount	Available facilities (2)	Utilised facilities	Utilised facilities	Utilised facilities

Unsecured

Debt arrangements (1)
Rated bonds	November, 2028	US dollar	3.375%	750	—	750	750	750
Rated bonds	October, 2030	US dollar	3.75%	700	—	700	700	700
Rated bonds	April, 2040	US dollar	6.5%	300	—	300	300	300
Unamortised loan costs						(23)	(26)	(29)
Interest accrued						11	11	12
						1,738	1,735	1,733
Banking facilities
Multi-currency revolving credit facility	June, 2022	US dollar, Australian dollar	LIBOR+1.45%, BBSY+1.45%	—	—	—	—	31
Siguiri revolving credit facility	August, 2022	US dollar	LIBOR+8.5%	—	—	—	—	35
Geita revolving credit facility	December, 2024	US dollar, Tanzanian shilling	SOFR+credit adj+6.7%, Tanzanian Treasury Bill+5%	289	103	189	151	110
Siguiri revolving credit facility	October, 2025	US dollar	SOFR+8%	65	—	68	67	—
Multi-currency revolving credit facility	June, 2028	US dollar, Australian dollar	SOFR+credit adj+1.45%, BBSY+1.45%	1,400	1,150	244	30	—
Commercial banking facilities	None	Rand	Linked to an overnight bank lending rate	8	8	—	—	—
						501	248	176
Total borrowings						2,239	1,983	1,909

22 BORROWINGS continued
	US Dollars
Figures in millions	2023	2022	2021

Total borrowings	2,239	1,983	1,909
Current portion of borrowings	(207)	(18)	(51)
Total non-current borrowings	2,032	1,965	1,858

Amounts falling due
Within one year	207	18	51
Between one and two years	65	149	31
Between two and five years	985	102	110
After five years	982	1,714	1,717
	2,239	1,983	1,909

Change in liabilities arising from financing activities:
Reconciliation of borrowings (excluding lease liabilities) (3)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:
Opening balance	1,983	1,909	1,931
Proceeds from borrowings	343	266	822
Repayment of borrowings	(87)	(184)	(820)
Finance costs paid on borrowings	(99)	(89)	(115)
Deferred loan fees	(2)	(8)	(4)
Other borrowing fees	—	—	(11)
Interest charged to the income statement	108	97	106
Translation	(7)	(8)	—
Closing balance	2,239	1,983	1,909

Reconciliation of finance costs paid:
A reconciliation of the finance cost paid included in the statement of cash flows is set out in the following table:
Finance costs paid on borrowings	99	89	115
Capitalised finance cost	—	(2)	(14)
Commitment fees, utilisation fees and other borrowing costs	12	12	10
Total finance costs paid	111	99	111
(1) The rated bonds are fully and unconditionally guaranteed by AngloGold Ashanti plc.
(2)Represents undrawn capital on borrowings facilities.
(3) Refer to note 13 for changes in lease liabilities arising from financing activities.